Unaudited Pro Forma Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Summarizes the unaudited pro forma net loss per share	Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Year Ended December 31
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
	(in thousands, except for loss per shares)
Numerator:
Net loss attributable to I-Mab	(298,240)	(402,833)	(1,451,950)	(208,560)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	—	—	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	—	—	(27,768)	(3,989)

Net loss attributable to ordinary shareholders	(298,240)	(402,833)	(1,485,001)	(213,308)

Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	5,742,669	6,529,092	7,381,230	7,381,230

Net loss per share - basic and diluted	(51.93)	(61.70)	(201.19)	(28.90)

Pro Forma
Summarizes the unaudited pro forma net loss per share
The following table summarizes the unaudited pro forma net loss per share attributable to ordinary shareholders:

	For the year ended
	2019
	RMB	US$ (Note 2.5)
	(in thousands, except for loss per share)
Numerator
Net loss attributable to I-Mab	(1,451,950)	(208,560)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	(27,768)	(3,989)

Numerator for pro-forma basic and diluted net loss per share	(1,485,001)	(213,308)
Denominator
Weighted average number of ordinary shares outstanding	7,381,230	7,381,230
Pro-forma effect of the conversion of Series A Preferred Shares	30,227,056	30,227,056
Pro-forma effect of the conversion of Series B Preferred Shares	30,574,790	30,574,790
Pro-forma effect of the conversion of Series C Preferred Shares	34,420,469	34,420,469
Pro-forma effect of the conversion of Series C-1 Preferred Shares	775,872	775,872

Denominator for pro-forma basic and diluted net loss per share	103,379,417	103,379,417
Pro-forma net loss per share:
Basic	(14.36)	(2.06)

Diluted	(14.36)	(2.06)